Nicholas Company, Inc.

411 East Wisconsin Avenue

Milwaukee, WI 53202

February 4, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:       Nicholas High Income Fund, Inc. (the “Fund”)

            Registration Nos. 002-10806/811-00216

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Class N Registration Statement on Form N-1A which was filed electronically on January 31, 2019 as Amendment No. 142 under the 1933 Act to the Fund's Registration Statement pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 272-4650 or Jason. T. Thompson of Michael Best & Friedrich LLP at (414) 277-3482.

Sincerely,

/s/ Jennifer R. Kloehn

Jennifer R. Kloehn

Nicholas Company, Inc.